THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
July 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.7%

	Shares	Value

BUSINESS SERVICES — 9.5%
IHS Markit Ltd	10,394,433	$839,142,576
Visa Inc., Cl A (A)	7,254,318	1,381,222,147

		2,220,364,723

COMMUNICATION SERVICES — 17.4%
Alphabet Inc., Cl A*	809,594	1,204,635,392
Facebook Inc., Cl A*	5,522,938	1,401,003,683
Netflix Inc.*	1,362,763	666,227,575
Snap Inc., Cl A* (A)	34,413,271	771,545,536

		4,043,412,186

CONSUMER STAPLES — 3.0%
The Estée Lauder Companies Inc., Cl A	3,485,525	688,530,608

CONSUMER DISCRETIONARY — 8.8%
Amazon.com Inc.*	343,395	1,086,735,288
Nike Inc., Cl B	9,897,306	966,076,039

		2,052,811,327

FINANCIALS — 7.1%
CME Group Inc., Cl A	4,444,235	738,542,973
S&P Global Inc.	2,637,409	923,752,502

		1,662,295,475

HEALTH CARE — 13.1%
Align Technology Inc.*	2,662,542	782,308,091
Illumina Inc.*	2,868,184	1,096,105,197
Intuitive Surgical Inc.*	1,720,541	1,179,327,623

		3,057,740,911

INFORMATION TECHNOLOGY — 24.5%
Adobe Inc.*	2,529,463	1,123,891,000
Intuit Inc	3,371,072	1,032,795,329
Microsoft Corp	3,889,345	797,354,618
NVIDIA Corp	2,941,905	1,249,103,444
PayPal Holdings Inc.*	7,648,298	1,499,601,789

		5,702,746,180

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — 2.6%
Ecolab Inc.	3,188,432	$596,491,859

REAL ESTATE — 10.7%
American Tower Corp., Cl A	4,737,147	1,238,242,854
Equinix Inc.	1,599,970	1,256,744,436

		2,494,987,290

TOTAL COMMON STOCK (Cost $10,891,317,389)		22,519,380,559

SHORT-TERM INVESTMENT — 2.9%

Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 0.050% (B) (Cost $680,147,201)	680,147,201	680,147,201

TOTAL INVESTMENTS — 99.6% (Cost $11,571,464,590)		$23,199,527,760

Percentages are based on Net Assets of $23,281,349,347.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total market value of securities on loan at July 31, 2020 was $436,042,841.
(B)	The rate reported is the 7-day effective yield as of July 31, 2020.

Cl — Class

Ltd. — Limited

As of July 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclo-sure under U.S. GAAP.

For the period ended July 31, 2020, there have been no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
July 31, 2020 (Unaudited)

EMC-QH-001-3000

3